Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 6 – Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following table for the designated fiscal years ending June 30, as of December 31, 2016:

		Remaining
	Total	2017	2018	2019	2020	2021	Thereafter
Prescription database	$1,736,000	$565,000	$598,000	$573,000	$-	$-	$-
Natesto	6,500,000	4,000,000	-	-	2,500,000	-	-
Manufacturing/commercial supply agreements	-	-	-	-	-	-	-
Service agreement	72,000	72,000	-	-	-	-	-
Office lease	247,000	72,000	145,000	30,000	-	-	-
Sponsored research agreement with related party	41,000	41,000	-	-	-	-	-
	$8,596,000	$4,750,000	$743,000	$603,000	$2,500,000	$-	$-

Prescription Database

In May 2016, Aytu entered into an agreement with a company that will provide Aytu with prescription database information, whereby Aytu agreed to pay approximately $1.9 million over three years for access to the database of prescriptions written for Natesto. The payments have been broken down into quarterly payments, the first of which was made in November 2016 and the second payment was made in January 2017.

Natesto

In April 2016, the Company entered into an agreement with Acerus whereby Aytu agreed to pay $8.0 million for the exclusive U.S. rights to Natesto (see Note 1). The first payment totaling $2.0 million was paid in April, the second installment payment was paid in October 2016. The final payment totaling $4.0 million was paid in January of 2017. Additionally, Aytu is required to make the first milestone payment of $2.5 million even if the milestone is not reached.

Manufacturing/Commercial Supply Agreements

In October 2015, Aytu entered into a Master Services Agreement with Biovest International, Inc. (“Biovest”). The agreement provides that Aytu may engage Biovest from time to time to provide services in accordance with mutually agreed upon project addendums and purchase orders. Aytu expects to use the agreement from time to time for manufacturing services, including without limitation, the manufacturing, processing, quality control testing, release or storage of its products for the ProstaScint product. In September 2016, Aytu entered into a Commercial Supply Agreement with Grand River Aseptic Manufacturing, Inc. (“GRAM”). The agreement provides that Aytu may engage GRAM from time to time to provide services in accordance with mutually agreed upon work orders. As of December 31, 2016, both contracts were placed on hold as the Company evaluates its strategic options for the ProstaScint product. If the contracts are not restarted, Aytu does not anticipate any future liability related to either contract.

Service Agreement

In July 2015, Aytu entered into an agreement with Ampio, whereby Aytu agreed to pay Ampio a set amount per month for shared overhead, which includes costs related to the shared corporate staff and other miscellaneous overhead expenses. This agreement was amended in November 2015, April 2016, July 2016, and again in January 2017 resulting in an amount of $12,000 per month. This agreement will be in effect until it is terminated in writing by both parties.

Office Lease

In June 2015, Aytu entered into a 37 month operating lease for a space in Raleigh, North Carolina. This lease has initial base rent of $3,000 a month, with total base rent over the term of the lease of approximately $112,000. In September 2015, the Company entered into a 37 month operating lease in Englewood, Colorado. This lease has an initial base rent of $9,000 a month with a total base rent over the term of the lease of approximately $318,000. The Company recognizes rental expense of the facilities on a straight-line basis over the term of the lease. Differences between the straight-line net expenses on rent payments are classified as liabilities between current deferred rent and long-term deferred rent. Rent expense for the respective periods is as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015

Rent expense	$35,000	$34,000	$70,000	$51,000

Sponsored Research Agreement with Related Party

In June 2013, Luoxis entered into a sponsored research agreement with TRLLC, an entity controlled by Ampio’s director and Chief Scientific Officer, Dr. David Bar-Or. The agreement, which was amended in January 2015, provides for Luoxis (now Aytu) to pay $6,000 per month to TRLLC in consideration for services related to research and development of the Oxidation Reduction Potential platform. In March 2014, Luoxis also agreed to pay a sum of $615,000 which is being amortized over the contractual term of 60.5 months and is divided between current and long-term on the balance sheet; as of September 2014, this amount had been paid in full. This agreement is set to expire in March 2019 but can be terminated earlier but not until after March 2017.

Note 7 – Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following table as of June 30, 2016:

	Total	2017	2018	2019	2020	2021	Thereafter
Prescription Database	$1,902,000	$731,000	$598,000	$573,000	$-	$-	$-
Natesto	8,500,000	6,000,000	-	-	2,500,000	-	-
Manufacturing agreement	3,000,000	2,000,000	500,000	500,000	-	-	-
Service agreement	204,000	204,000	-	-	-	-	-
Primsol	750,000	750,000	-	-	-	-	-
Office Lease	317,000	142,000	145,000	30,000	-	-	-
Sponsored research agreement with related party	70,000	70,000	-	-	-	-	-
	$14,743,000	$9,897,000	$1,243,000	$1,103,000	$2,500,000	$-	$-

Prescription Database

In May 2016, Aytu entered into an agreement with a company that will provide Aytu with prescription database information, whereby Aytu agreed to pay approximately $1,902,000 over three years for access to the database of prescriptions written for Natesto.

Natesto

In April 2016, the Company entered into an agreement with Acerus whereby Aytu agreed to pay $8,000,000 for the exclusive U.S. rights to Natesto of which $6,000,000 is payable in fiscal year 2017. Additionally, Aytu is required to make the first milestone payment even if the milestone is not reached.

Manufacturing Agreement

On October 8, 2015, Aytu and Biovest International, Inc., or Biovest, entered into a Master Services Agreement, pursuant to which Biovest is to provide manufacturing services to us for ProstaScint. In conjunction with entering into the agreement, we submitted a work order to Biovest to provide us with active pharmaceutical ingredient for ProstaScint over a four-year period at a total cost of $5.0 million, of which we paid $1.0 million upon submission of the work order and $500,000 in each of January and April 2016. We will pay an additional $2,000,000 in fiscal 2017, and $500,000 in both fiscal 2018 and 2019.

Service Agreement

In July 2015, Aytu entered into agreements with Ampio whereby Aytu agreed to pay Ampio $30,000 per month for shared overhead which includes costs related to the shared facility, corporate staff, and other miscellaneous overhead expenses. These agreements will be in effect until they are terminated in writing by both parties. This agreement was amended in April 2016, which reduced the monthly amount to $18,000. This agreement was amended again in July 2016, which reduced the monthly amount to approximately $17,000 per month. For the years ended June 30, 2016 and 2015, the Company paid approximately $310,000 for this service agreement.

Primsol

In October 2015, Aytu entered into an asset purchase agreement with FSC Laboratories, Inc., or FSC. Pursuant to the agreement, we purchased assets related to FSC’s product known as Primsol (trimethoprim solution), including certain intellectual property and contracts, inventory, work in progress and all marketing and sales assets and materials related solely to Primsol (together, the ‘‘Primsol Business’’), and assumed certain of FSC’s liabilities, including those related to the sale and marketing of Primsol arising after the closing. We paid $500,000 at closing for the Primsol Business and we paid an additional $142,000, of which $102,000 went to inventory and $40,000 towards the Primsol Business, for the transfer of the Primsol-related product inventory. We also paid $500,000 on April 1, 2016 and $500,000 on July 1, 2016 and must pay $250,000 no later than September 30, 2016 (together, the ‘‘Installment Payments’’), for a total purchase price of $1,892,000. This amount is included in accounts payable and accrued liabilities on the balance sheet.

Office Lease

In June 2015, Aytu entered into a 37 month operating lease for a space in Raleigh, North Carolina. This lease has initial base rent of $3,000 a month, with total base rent over the term of the lease of approximately $112,000. In August 2015, the Company entered into a 37 month operating lease in Englewood, Colorado effective September 1, 2015. This lease has an initial base rent of $9,000 a month with a total base rent over the term of the lease of approximately $318,000 which includes rent abatements. The Company recognizes rental expense of the facilities on a straight-line basis over the term of the lease. Differences between the straight-line net expenses on rent payments are classified as liabilities between current deferred rent and long-term deferred rent. Rent expense for the respective periods is as follows:

	Year Ended June 30,
	2016	2015

Rent expense	$120,000	$51,000

Sponsored Research Agreement with Related Party

Aytu entered into a Sponsored Research Agreement with Trauma Research LLC (“TRLLC”), a related party, in June 2013. Under the terms of the Sponsored Research Agreement, TRLLC agreed to work collaboratively in advancing the RedoxSYS System diagnostic platform through research and development efforts. The Sponsored Research Agreement may be terminated without cause by either party on 30 days’ notice.